Other non-current liabilities	12 Months Ended
Dec. 31, 2024
Non-current liabilities [abstract]
Other non-current liabilities

23. Other non-current liabilities

The item "Other non-current liabilities" as at December 31, 2024 and 2023 is as follows:

	31/12/24	31/12/23
Other non-current liabilities	2,160	2,725
Total Other non-current liabilities	2,160	2,725

The item reports the non-current portion of the debt to employees of the Parent Company following acceptance of the offer ("early retirement agreement") for termination of the employment relationship regulated by a specific legislative regulation providing for the early retirement of specific employees.

In particular, on 30 November 2023, 59 employees of the Parent Company signed up to a voluntary exit plan regulated by specific Italian regulations aimed at encouraging the retirement of staff earlier than indicated by Italian laws, with the commitment of the Company to hire new staff with professional skills more suited to current and prospective needs.

The early retirement agreement provides that the Company makes monthly payments to the government agency, INPS-National Social Security Institute, for the people who have left, equal to the amount of the allowance communicated by the same government agency, whose amount is lower than the salary such people were entitled to, and the related social contribution according to a plan that for each individual employee covers the time period remaining until accrual of pension rights.

The total amount of non-discounted installment payments to be completed in 2028 is 2,984, of which the debt payable beyond one year (from 2026 onwards) amounts to 2,169.

The total debt has been discounted at a rate of 6.308%, and as at December 31, 2024 the amount of the discounted debt beyond the year is equal to 2,160 (2,725 as at December 31, 2023).

In 2023, the early retirement agreement required the opening of a deposit account as a guarantee for 892 (see note 12) and the issuance of a surety bond for 4,459 in favor of the government entity (see note 44).